Investments in equity investees - Cai Niao, Feng Chao and Wheat Commune (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	May 31, 2018
Investments in equity investees
Unrealized gain from investment in equity investee		¥ 754,468
Impairment of equity investees	¥ 0	56,026	¥ 0
Cai Niao Smart Logistics Network Limited ("Cai Niao") (4)
Investments in equity investees
Capital contribution in cash		150,485			¥ 1,075,000
Unrealized gain from investment in equity investee	754,468
Equity interest in equity investments without readily determinable fair values (as a percent)					15.00%
Zhijiang New Industries Limited ("ZJ New Industries") (4)
Investments in equity investees
Capital contribution in cash				¥ 500,000
Equity interest in equity investments without readily determinable fair values (as a percent)				2.00%
Impairment of equity investees	¥ 0	56,026	¥ 0
Wheat Commune Group Inc. ("Wheat Commune)
Investments in equity investees
Impairment of equity investees		¥ 48,526